Provisions - Additional Information (Detail) £ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019 GBP (£)	Sep. 30, 2019 GBP (£)	Dec. 31, 2019 GBP (£) Complaints	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Future expected provision number
Provisions			£ 572	£ 509
Provisions released			30
Additional provision charge			487
PPI [member]
Future expected provision number
Provisions			189	246
Provisions released			£ 0
Cumulative to 31 December 2019 | Complaints			3,500,000
Complaints reviewing | Complaints			327,000
Future expected | Complaints			49,000
Additional inbound PPI complaints | Complaints			10,000
Additional provision charge	£ 70	£ 99	£ 169
PPI [member] | For Every 10000 PPI [Member]
Future expected provision number
additional PPI provions charge			4
Other products [member]
Future expected provision number
Provisions			25	30
Provisions released			0
Additional provision charge			0
Regulatory Related Uk Bank Levy [member]
Future expected provision number
Provisions			£ 46	£ 40
Bank levy rate			0.15%	0.16%
Cost of UK Bank Levy Incurred			£ 86	£ 69	£ 92
Amount paid as UK Bank Levy			£ 90	86
Regulatory Related Uk Bank Levy [member] | Top of Range [member]
Future expected provision number
UK Bank Levy			0.21%
Regulatory Related Uk Bank Levy [member] | Bottom of Range [member]
Future expected provision number
UK Bank Levy			0.10%
Compliance with Consumer Credit Act [member]
Future expected provision number
Additional operational risk losses and restructuring provision			£ 68	58
Regulatory Other Provisions [Member]
Future expected provision number
Transformation charge			65
Charge related to operational risk and provisions			68
Property [Member]
Future expected provision number
Transformation charge			40
FSCS [Member]
Future expected provision number
Provisions			0	4
Provisions released			£ 4	£ 4
Additional provision charge					£ 1